Current and Deferred Components of Income Tax Benefit/(Expense) from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense	$ 550	$ 320
Deferred tax expense	306	96
Income Tax Expense (Benefit), Total	$ 856	$ 416